Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2014
Guarantees
Guarantees

end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M14 (CHF million)
Credit guarantees and similar instruments	2,684	1,461	4,145	3,954		11	2,211
Performance guarantees and similar instruments	4,933	2,335	7,268	6,416		60	3,034
Securities lending indemnifications	11,968	0	11,968	11,968		0	11,968
Derivatives [2]	21,972	9,010	30,982	30,982		664	–	[3]
Other guarantees	3,195	1,224	4,419	4,407		38	2,428
Total guarantees	44,752	14,030	58,782	57,727		773	19,641
2013 (CHF million)
Credit guarantees and similar instruments [4]	2,682	1,526	4,208	4,060		14	2,330
Performance guarantees and similar instruments [4]	4,819	3,049	7,868	6,946		103	3,277
Securities lending indemnifications	11,479	0	11,479	11,479		0	11,479
Derivatives [2]	18,247	13,403	31,650	31,650		715	–	[3]
Other guarantees	3,894	1,197	5,091	5,068		3	2,606
Total guarantees	41,121	19,175	60,296	59,203		835	19,692
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not considered significant.
4 Prior period has been corrected.

Residential mortgage loans sold
Residential mortgage loans sold

Residential mortgage loans sold from January 1, 2004 to June 30, 2014 (USD billion)
Government-sponsored enterprises	8.2
Private investors [1]	24.0
Non-agency securitizations	134.5	[2]
Total	166.7
1 Primarily banks.
2
The outstanding balance of residential mortgage loans as of June 30, 2014 was USD 25.3 billion. The difference of the total balance of mortgage loans sold and the outstanding balance as of June 30, 2014 is attributable to borrower payments of USD 90.1 billion and losses of USD 19.1 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims
Residential mortgage loans sold – outstanding repurchase claims

	6M14					6M13
	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	77	420	83	580		67	464	1,395	1,926
New claims	9	1	320	330		36	115	489	640
Claims settled through repurchases	0	0	0	0		(4)	0	(2)	(6)	[1]
Other settlements	(4)	(416)	(5)	(425)	[2]	(8)	(155)	(7)	(170)	[2]
Total claims settled	(4)	(416)	(5)	(425)		(12)	(155)	(9)	(176)
Claims rescinded	(15)	0	0	(15)		(10)	(4)	0	(14)
Transfers to arbitration and litigation, net [3]	0	(2)	(315)	(317)		0	0	(681)	(681)
Balance at end of period	67	3	83	153		81	420	1,194	1,695
1 Settled at a repurchased price of USD 6 million.
2 Settled at USD 66 million and USD 25 million in 6M14 and 6M13, respectively.
3 Refer to "Note 28 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
Provisions for outstanding repurchase claims

	6M14		6M13
Provisions for outstanding repurchase claims (USD million) [1]
Balance at beginning of period	146		55
Increase/(decrease) in provisions, net	(20)		74
Realized losses [2]	(66)	[3]	(31)
Balance at end of period [4]	60		98
1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 28 – Litigation" for further information.
2 Includes indemnifications paid to resolve loan repurchase claims.
3 Primarily related to private investors.
4 Primarily related to government-sponsored enterprises.

Other commitments
Other commitments

	6M14							2013
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	4,605	28	4,633		4,476		2,725	5,478	28	5,506		5,446		3,380
Irrevocable loan commitments	37,941	70,511	108,452	[2]	104,569		52,451	27,154	69,661	96,815	[2]	92,557		47,995
Forward reverse repurchase agreements	28,969	–	28,969		28,969		28,969	26,893	–	26,893		26,893		26,893
Other commitments	3,925	1,305	5,230		5,230		2,679	2,436	1,409	3,845		3,845		351
Total other commitments	75,440	71,844	147,284		143,244		86,824	61,961	71,098	133,059		128,741		78,619
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 92,257 million and CHF 87,161 million of unused credit limits as of the end of 6M14 and 2013, respectively, which were revocable at the Bank's sole discretion upon notice to the client. The prior period has been adjusted to the current presentation.